Financial instruments fair value (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt	$ 0.0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt		$ 203.1	$ 173.4
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of debt		$ 205.0	$ 175.0